PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Property and equipment, gross, Total	$ 28,026	$ 28,026
Less - accumulated depreciation	19,003	10,765
Property and equipment, net	$ 9,023	17,261
Furniture and fixtures
Property, and equipment, Estimated Useful Life	5 years
Property and equipment, gross, Total	$ 9,357	9,357
Leasehold improvements
Property and equipment, gross, Total	$ 8,983	8,983
Computer equipment
Property, and equipment, Estimated Useful Life	3 years
Property and equipment, gross, Total	$ 8,686	8,686
Lab equipment
Property, and equipment, Estimated Useful Life	5 years
Property and equipment, gross, Total	$ 1,000	$ 1,000